Bank credit lines, loan facilities and notes (Tables)	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The Company had the following debt outstanding as of September 30, 2024 and December 31, 2023:

		Interest rate as of		Principal amount
	Maturity Date	September 30, 2024	December 31, 2023	September 30, 2024	December 31, 2023
				(in thousands)
Senior Secured Term Loan	July 2028	6.604%	7.860%	$953,890	$3,251,213
Senior Secured Notes (the "2026 Notes")	July 2026	2.875%	2.875%	500,000	500,000
Senior Secured Revolving Loan	July 2026	—%	6.720%	—	55,000
Senior Secured Notes (the "2027 Notes")*	May 2027	5.809%	—%	750,000	—
Senior Secured Notes (the "2029 Notes")*	May 2029	5.849%	—%	750,000	—
Senior Secured Notes (the "2034 Notes")*	May 2034	6.000%	—%	500,000	—
Total debt				3,453,890	3,806,213
Less current portion of debt				(29,762)	(110,150)
Total long-term debt				3,424,128	3,696,063
Less debt issuance costs and debt discount				(21,760)	(30,624)
Total long-term debt, net				$3,402,368	$3,665,439
*Issued May 8, 2024

	Drawdown	Repayment	Closing Balance
	(in thousands)
Quarter 1, 2023	$180,000	$(100,000)	$80,000
Quarter 2, 2023	50,000	(80,000)	50,000
Quarter 3, 2023	75,000	(50,000)	75,000
Quarter 4, 2023	65,000	(85,000)	55,000
Total drawdown/(repayments) in 2023	370,000	(315,000)
Quarter 1, 2024	50,000	(55,000)	50,000
Quarter 2, 2024	143,000	(193,000)	—
Quarter 3, 2024	50,000	(50,000)	—
Total drawdown/(repayments) in 2024	$243,000	$(298,000)	$—

Schedule of Contractual Maturities of Debt
As of September 30, 2024, the contractual maturities of the Company's debt obligations were as follows:

Contractual maturities of debt	(in thousands)
2024 (remaining)	$7,441
2025	29,762
2026	529,762
2027	779,762
2028 and thereafter	2,107,163
Total	$3,453,890

Schedule of Principal Payments on Debt Instrument
Principal repayments, comprising mandatory and voluntary repayments, during the nine months ended September 30, 2024 and year ended December 31, 2023 were as follows:

Principal repayments	(in thousands)
Quarter 1, 2023	$(250,000)
Quarter 2, 2023	(150,000)
Quarter 3, 2023	(300,000)
Quarter 4, 2023	(250,000)
Total repayments in 2023	(950,000)
Quarter 1, 2024	(275,000)
Quarter 2, 2024	(2,014,882)
Quarter 3, 2024	(7,441)
Total repayments in 2024	$(2,297,323)